Merger Agreement with MedTech Acquisition Corporation	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Merger Agreement with MedTech Acquisition Corporation
Merger Agreement with MedTech Acquisition Corporation
(11)	Merger Agreement with MedTech Acquisition Corporation

On November 11, 2022, we entered into an Agreement and Plan of Merger (as amended on April 4, 2023, May 13, 2023 and July 5, 2023, the “Merger Agreement”) with MedTech Acquisition Corporation, a Delaware corporation (“MTAC”), and MTAC Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of MTAC (“Merger Sub”). On May 13, 2023, MTAC, Merger Sub, and TriSalus entered into an amendment to the Merger Agreement to: (i) extend the Final Outside Date to September 22, 2023 (based on a potential Extension of MTAC’s last date to consummate an initial business combination under its Existing Charter), (ii) clarify that no greenshoe or other investor-held options to purchase MTAC’s securities that are exercisable at the investor’s sole discretion will count towards the Available Closing MTAC Cash, and (iii) reduce the minimum available cash condition from $60 million to $35 million. The aggregate consideration payable to our stockholders was approximately $220,000, payable solely in shares of MTAC common stock.

On August 8, 2023, the stockholders of MTAC approved the Business Combination..

Pursuant to the Merger Agreement, on August 10, 2023, Merger Sub merged with and into TriSalus, with TriSalus surviving as a wholly owned subsidiary of MTAC (the “Business Combination”) and 890,020,482 shares of TriSalus Common Stock (after conversion of all outstanding shares of preferred stock and all in-the-money warrants) were exchanged for approximately 22,000,000 shares of MTAC common stock, reflecting an exchange ratio of approximately 0.02471853. In connection with the consummation of the Business Combination, MTAC was renamed “TriSalus Life Sciences, Inc.”

Immediately prior to the effective time of the Business Combination, each issued and outstanding share of TriSalus’ Series A-1, Series A-2, Series A-3, Series A-4, Series A-5, Series A-6, Series B, Series B-1, Series B-2, and Series B-3 preferred stock, par value $0.001 (collectively, the “TriSalus Preferred Stock”) was converted into shares of TriSalus Common Stock at the then-applicable conversion rates. In addition, each outstanding warrant to purchase shares of TriSalus Common Stock or TriSalus Preferred Stock (each, a “TriSalus Warrant”) that is in-the-money and would be exercised or otherwise exchanged in full in accordance with its terms by virtue of the occurrence of the Business Combination, was automatically exercised for shares of TriSalus Common Stock. TriSalus Warrants that were out-of-the-money were canceled for no consideration.

At the effective time, each outstanding option to purchase shares of TriSalus Common Stock under TriSalus’ equity incentive plans, whether or not then vested and exercisable, and each restricted stock unit award with respect to TriSalus Common Stock under TriSalus’ equity incentive plans, was assumed and converted into an option to purchase shares of MTAC common stock and restricted stock unit with respect to MTAC common stock, respectively.

(17)Merger Agreement with MedTech Acquisition Corporation

On November 11, 2022, we entered into a Business Combination Agreement with MedTech Acquisition Corporation, a Delaware corporation (“MTAC”), and MTAC Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of MTAC (“Merger Sub”). Pursuant to the Business Combination Agreement, Merger Sub will merge with and into TriSalus (the “Business Combination”), with TriSalus surviving as a wholly owned subsidiary of MTAC (the “Surviving Corporation”). Following completion of the combination, MTAC will be renamed “TriSalus Life Sciences, Inc.” The aggregate consideration payable to our stockholders is $220,000, payable solely in shares of MTAC common stock.

Immediately prior to the effective time of the Business Combination, each outstanding warrant to purchase Series B-3 preferred stock must be exercised pursuant to the net-exercise provisions of the warrants, and then each issued and outstanding share of TriSalus’ Series A-1, Series A-2, Series A-3, Series A-4, Series A-5, Series A-6, Series B, Series B-1, Series B-2, and Series B-3 preferred stock, par value $0.001 (collectively, the “TriSalus Preferred Stock”) will be converted into shares of TriSalus Common Stock at the then-applicable conversion rates. In addition, each remaining outstanding warrant to purchase shares of TriSalus Common Stock or TriSalus Preferred Stock (each, a “TriSalus Warrant”) that is in-the-money and would be exercised or otherwise exchanged in full in accordance with its terms by virtue of the occurrence of the Business Combination, will automatically be exercised for shares of TriSalus Common Stock. TriSalus Warrants that are out-of-the-money will be canceled for no consideration. Upon closing of the Business Combination, all shares of TriSalus Common Stock, including all shares of preferred stock converted as described above, will convert into shares of MTAC common stock at a conversion ratio equal to the $220,000 consideration stipulated in the Business Combination Agreement divided by the total shares of TriSalus Common Stock outstanding.

At the effective time, each outstanding option to purchase shares of TriSalus Common Stock under TriSalus’ equity incentive plans (each, a “TriSalus Option”), whether or not then vested and exercisable, will be assumed and converted into an option to purchase shares of MTAC common stock under similar terms and conditions.

As of December 31, 2022, we have deferred $2,719 of eligible expenses related to the registration and issuance of MTAC common stock in conjunction with the Business Combination. The deferral is recorded in other current assets in the accompanying consolidated balance sheet as of December 31, 2022.